Carrying Amounts, Estimated Fair Values and Valuation Input Levels of the Company's Senior Notes, Senior Secured Term Loans and Senior Secured Revolving Credit Facility (Detail) (USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2014 Level 2 [Member] Carrying Amount [Member] 8.25% Senior Notes [Member]	Dec. 31, 2013 Level 2 [Member] Carrying Amount [Member] 8.25% Senior Notes [Member]	Mar. 31, 2014 Level 2 [Member] Carrying Amount [Member] Foreign Currency Contracts [Member]	Dec. 31, 2013 Level 2 [Member] Carrying Amount [Member] Foreign Currency Contracts [Member]	Mar. 31, 2014 Level 2 [Member] Carrying Amount [Member] Senior Secured Term Loans, at Par [Member]	Dec. 31, 2013 Level 2 [Member] Carrying Amount [Member] Senior Secured Term Loans, at Par [Member]	Mar. 31, 2014 Level 2 [Member] Carrying Amount [Member] Senior PIK Toggle Notes [Member]	Dec. 31, 2013 Level 2 [Member] Carrying Amount [Member] Senior PIK Toggle Notes [Member]	Mar. 31, 2014 Level 2 [Member] Fair Value [Member] 8.25% Senior Notes [Member]	Dec. 31, 2013 Level 2 [Member] Fair Value [Member] 8.25% Senior Notes [Member]	Mar. 31, 2014 Level 2 [Member] Fair Value [Member] Foreign Currency Contracts [Member]	Dec. 31, 2013 Level 2 [Member] Fair Value [Member] Foreign Currency Contracts [Member]	Mar. 31, 2014 Level 2 [Member] Fair Value [Member] Senior Secured Term Loans, at Par [Member]	Dec. 31, 2013 Level 2 [Member] Fair Value [Member] Senior Secured Term Loans, at Par [Member]	Mar. 31, 2014 Level 2 [Member] Fair Value [Member] Senior PIK Toggle Notes [Member]	Dec. 31, 2013 Level 2 [Member] Fair Value [Member] Senior PIK Toggle Notes [Member]	Mar. 31, 2014 Level 1 [Member] Carrying Amount [Member] Equity Method Investment [Member]	Dec. 31, 2013 Level 1 [Member] Carrying Amount [Member] Equity Method Investment [Member]	Mar. 31, 2014 Level 1 [Member] Fair Value [Member] Equity Method Investment [Member]	Dec. 31, 2013 Level 1 [Member] Fair Value [Member] Equity Method Investment [Member]	Mar. 31, 2014 Level 3 [Member] Carrying Amount [Member] Contingent consideration payable [Member]	Dec. 31, 2013 Level 3 [Member] Carrying Amount [Member] Contingent consideration payable [Member]	Mar. 31, 2014 Level 3 [Member] Fair Value [Member] Contingent consideration payable [Member]	Dec. 31, 2013 Level 3 [Member] Fair Value [Member] Contingent consideration payable [Member]	Dec. 31, 2013 Successor [Member] Level 2 [Member] Carrying Amount [Member] 8.25% Senior Notes [Member]	Dec. 31, 2012 Successor [Member] Level 2 [Member] Carrying Amount [Member] 8.25% Senior Notes [Member]	Dec. 31, 2013 Successor [Member] Level 2 [Member] Carrying Amount [Member] Foreign Currency Contracts [Member]	Dec. 31, 2012 Successor [Member] Level 2 [Member] Carrying Amount [Member] Foreign Currency Contracts [Member]	Dec. 31, 2013 Successor [Member] Level 2 [Member] Carrying Amount [Member] Senior Secured Term Loans, at Par [Member]	Dec. 31, 2012 Successor [Member] Level 2 [Member] Carrying Amount [Member] Senior Secured Term Loans, at Par [Member]	Dec. 31, 2013 Successor [Member] Level 2 [Member] Carrying Amount [Member] Senior PIK Toggle Notes [Member]	Dec. 31, 2013 Successor [Member] Level 2 [Member] Fair Value [Member] 8.25% Senior Notes [Member]	Dec. 31, 2012 Successor [Member] Level 2 [Member] Fair Value [Member] 8.25% Senior Notes [Member]	Dec. 31, 2013 Successor [Member] Level 2 [Member] Fair Value [Member] Foreign Currency Contracts [Member]	Dec. 31, 2012 Successor [Member] Level 2 [Member] Fair Value [Member] Foreign Currency Contracts [Member]	Dec. 31, 2013 Successor [Member] Level 2 [Member] Fair Value [Member] Senior Secured Term Loans, at Par [Member]	Dec. 31, 2012 Successor [Member] Level 2 [Member] Fair Value [Member] Senior Secured Term Loans, at Par [Member]	Dec. 31, 2013 Successor [Member] Level 2 [Member] Fair Value [Member] Senior PIK Toggle Notes [Member]	Dec. 31, 2013 Successor [Member] Level 1 [Member] Carrying Amount [Member] Equity Method Investment [Member]	Dec. 31, 2012 Successor [Member] Level 1 [Member] Carrying Amount [Member] Equity Method Investment [Member]	Dec. 31, 2013 Successor [Member] Level 1 [Member] Fair Value [Member] Equity Method Investment [Member]	Dec. 31, 2012 Successor [Member] Level 1 [Member] Fair Value [Member] Equity Method Investment [Member]	Dec. 31, 2013 Successor [Member] Level 3 [Member] Carrying Amount [Member] Contingent consideration payable [Member]	Dec. 31, 2013 Successor [Member] Level 3 [Member] Fair Value [Member] Contingent consideration payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets			$ 2,055	$ 2,738							$ 2,055	$ 2,738					$ 2,541	$ 3,112	$ 59,593	$ 41,879							$ 2,738	$ 1,314						$ 2,738	$ 1,314				$ 3,112	$ 4,492	$ 41,879	$ 14,805
Liabilities	$ 1,100,000	$ 1,100,000	$ 2,399	$ 662	$ 870,625	$ 872,813	$ 550,000	$ 550,000	$ 1,190,750	$ 1,205,280	$ 2,399	$ 662	$ 871,713	$ 874,994	$ 581,625	$ 572,000					$ 7,718	$ 13,068	$ 7,718	$ 13,068	$ 1,100,000	$ 1,500,000	$ 662	$ 474	$ 872,813	$ 982,500	$ 550,000	$ 1,205,280	$ 1,642,500	$ 662	$ 474	$ 874,994	$ 987,413	$ 572,000					$ 13,068	$ 13,068